Employee benefit expense - Monthly average number of people employed by the Group (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expense
Processing and service delivery	38,256	34,163	33,174
Sales and marketing	5,993	5,400	5,272
Administration and overheads	7,226	6,468	6,142
Monthly average number of people employed by the Group	51,475	46,031	44,588